BMC Fund, Inc.

                            Financial Statements and
                         Additional Information for the
                       Six Months Ended September 30, 1999

BMC FUND, INC.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

Directors and Officers                                                       1

Letter to Shareholders                                                       2

Statement of Assets and Liabilities                                          3

Statement of Operations                                                      4

Statements of Changes in Net Assets                                          5

Notes to Financial Statements                                               6-8

Financial Highlights                                                         9

Schedules:
   I   Investments in Securities of Unaffiliated Issuers                   10-26
   II  Investments -  Other than Securities                                 27
   III Investments in Affiliates                                            28

BMC FUND, INC.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

DIRECTORS

E. D. Beach                                   Lenoir, North Carolina
James T. Broyhill                             Winston-Salem, North Carolina
Paul H. Broyhill                              Lenoir, North Carolina
William E. Cooper                             Dallas, Texas
Lawrence Z. Crockett                          Vero Beach, Florida
Willard A. Gortner                            Naples, Florida
Allene B. Heilman                             Clearwater, Florida
Harry Heltzer                                 Lenoir, North Carolina
Gene A. Hoots                                 Charlotte, North Carolina
Michael G. Landry                             Fort Lauderdale, Florida
L. Glenn Orr, Jr.                             Winston-Salem, North Carolina
Dolph W. von Arx                              Naples, Florida

OFFICERS

Paul H. Broyhill                              Chairman
E. D. Beach                                   President, Secretary and Treasurer
Carol Frye                                    Assistant Secretary and Assistant
                                               Treasurer

DIRECTORS EMERITUS

Clarence E. Beach                             Lenoir, North Carolina
Clarence A. Holden                            Lenoir, North Carolina

CONFIDENTIAL: For the use of shareholders and the Securities and Exchange Commission only.

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the six months ended September 30, 1999, the Fund paid the following dividends per share:

       June 10, 1999 to shareholders of record May 25, 1999            $ .33
       September 10, 1999 to shareholders of record August 25, 1999      .33
                                                                       -----

       Total                                                           $ .66
                                                                       =====

Prior to April 1, 1999 at least 50% of the market value of the Fund consisted of tax exempt municipal bonds. At a board of directors meeting held in July 1998, the board approved a plan to change the Fund's investment strategy. The amount invested in municipal bonds was to remain at a level of at least 50% of the total value of the Fund until April 1, 1999 and at that time or as soon as practical thereafter all municipal bonds would be redeemed or sold. The tax exempt securities were redeemed with no loss as follows:

       April 1999                                                $69,340,000
       May 1999                                                    4,220,000
                                                                 -----------

       Total                                                     $73,560,000
                                                                 ===========

The proceeds from the tax exempt securities were added to the then existing marketable securities. Schedule I is a listing of all the Fund's diversified securities at September 30, 1999, with a total market value of $122,105,211.

It is our intent to render reports to shareholders each six months.

Paul H. Broyhill, Chairman                  E. D. Beach, President

BMC FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
  Investment securities (cost - $108,713,791)                                         $122,105,211
  Investment in affiliates - wholly owned subsidiaries (equity value - $13,130,861)     15,705,422
  Investment real estate (cost - $147,045)                                                 150,000
  Cash                                                                                   6,853,804
  Receivables, principally accrued interest                                                561,999
  Other assets                                                                              17,563
                                                                                      ------------

          Total assets                                                                 145,393,999
                                                                                      ------------

LIABILITIES:
  Due to brokers                                                                           115,793
  Accounts payable and accrued expenses                                                     49,738
                                                                                      ------------

          Total liabilities                                                                165,531
                                                                                      ------------

NET ASSETS AT SEPTEMBER 30, 1999 - EQUIVALENT TO $29.44 PER
  SHARE ON 4,933,281 SHARES OF $5.00 PAR VALUE COMMON STOCK
  OUTSTANDING - Authorized capital 70,000,000 shares                                  $145,228,468
                                                                                      ============

SUMMARY OF SHAREHOLDERS' EQUITY:
  Common stock, par value $5.00 per share; authorized, 70,000,000 shares;
    outstanding, 4,933,281 shares                                                     $ 24,666,405
  Retained earnings prior to becoming investment company                                92,939,370
  Undistributed net investment income                                                    5,252,684
  Realized gain on investments                                                           1,206,359
  Undistributed nontaxable gain                                                          5,194,714
  Unrealized appreciation of investments                                                15,968,936
                                                                                      ------------

NET ASSETS, APPLICABLE TO COMMON STOCK OUTSTANDING                                    $145,228,468
                                                                                      ============

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Exempt interest                                                 $    10,720
    Interest - corporate bonds                                          839,358
    Other interest and dividends                                      1,696,919
    Earnings of wholly owned subsidiaries                             5,344,789
                                                                    -----------

          Total income                                                7,891,786
                                                                    -----------

  Expenses:
    Legal and professional fees                                          40,117
    Directors' fees (Note 2)                                             16,250
    Officers' remuneration (Note 2)                                      34,400
    Investment expenses                                                  76,515
    Salaries and commissions                                             27,170
    Property and liability insurance                                      9,644
    Depreciation expense                                                  1,206
    Taxes and licenses                                                   23,759
    Rent                                                                  7,050
    Office supplies and expense                                           7,235
    Travel and entertainment                                             19,136
    Miscellaneous                                                         1,461
                                                                    -----------

          Total expenses                                                263,943
                                                                    -----------

          Investment income, net                                      7,627,843
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment securities sold                       1,206,359
  Change in unrealized appreciation of investments for the period    (3,441,916)
                                                                    -----------

          Net loss on investments                                    (2,235,557)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,392,286
                                                                    ===========

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED SEPTEMBER 30, 1999 AND 1998
--------------------------------------------------------------------------------

                                                                      1999            1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income                                           $   7,627,843    $   2,529,564
  Net realized gain on investments                                    1,206,359        4,047,473
  Change in unrealized appreciation                                  (3,441,916)      (8,902,988)
                                                                  -------------    -------------

           Net increase (decrease) in net assets resulting from
             operations                                               5,392,286       (2,325,951)

  Distributions to shareholders from investment income - net          3,255,965        5,179,945
                                                                  -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               2,136,321       (7,505,896)

NET ASSETS - Beginning of period                                    143,092,147      150,705,360
                                                                  -------------    -------------

NET ASSETS AT END OF PERIOD (INCLUDING
  UNDISTRIBUTED NET INVESTMENT INCOME
  (1999 - $5,252,684; 1998 - $486,536)                            $ 145,228,468    $ 143,199,464
                                                                  =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Fund") is a closed-end, non-diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The corporate investments and other investment securities are stated at market. The cost of the bonds has been adjusted for amortization of premium and accretion of discount over the term of the security. Interest income is adjusted to reflect such amortization and accretion. The market value of the investment in its wholly owned subsidiaries is based on the appraised value of the underlying assets. The investments in real estate are accounted for at appraised values updated by management.

      B. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provision of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Fund has income recognizes the tax exempt status of a regulated investment company.

      C. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      D. Dividend Policy - It is the Fund's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Temporary Cash and Short-term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at September 30, 1999) to be temporary cash investments. Short-term investments are considered to be money market investments managed by third party investors.

2.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Fund does not have an advisory board. During the current six months, the Chairman was paid $9,400 and the President was paid $25,000. Directors other than those who are officers of the Corporation or who are related by blood or marriage to the Broyhill family are paid $3,000 per year, plus $1,000 per meeting attended, for service on the Board. Each such outside director is paid an additional $500 for each day of attending a committee meeting held other than on the date of a Board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

3.    SUPPLEMENTAL PROXY INFORMATION - 1999 ANNUAL MEETING OF SHAREHOLDERS

      The Annual Meeting of shareholders of BMC Fund, Inc. was held on July 31, 1999 at Linville Ridge Country Club, Linville, North Carolina. The meeting was held for the following purposes:

      1.    To elect the following 12 directors to serve as follows:

            Director                                 Term       Expiring

            E. D. Beach                             1 year        2000
            James T. Broyhill                       1 year        2000
            Paul H. Broyhill                        1 year        2000
            William E. Cooper                       1 year        2000
            Lawrence Z. Crockett                    1 year        2000
            Willard A. Gortner                      1 year        2000
            Allene B. Heilman                       1 year        2000
            Harry Heltzer                           1 year        2000
            Gene A. Hoots                           1 year        2000
            Michael G. Landry                       1 year        2000
            L. Glenn Orr, Jr.                       1 year        2000
            Dolph W. von Arx                        1 year        2000

      2. To approve an Investment Advisory Agreement between the Corporation and The Northern Trust Company, N.A. dated as of August 1, 1999.

      3. To approve an Investment Advisory Agreement between the Corporation and Wellington Management Company, LLP dated as of August 1, 1999.

      4. To approve an amendment to the Corporation's fundamental investment policies to permit the issuance of certain senior securities representing indebtedness.

      5. To ratify the selection of Deloitte & Touche LLP as the Company's auditor for the fiscal year beginning April 1, 1999.

      6.    To vote upon such other business as may come before the meeting.

      The results of the proxy solicitation on the above matters were as follows:

                                        Votes       Votes       Votes
             Director                    For       Against     Withheld    Abstentions

       1.    E. D. Beach              4,851,622       --        81,659          --
             James T. Broyhill        4,851,622       --        81,659          --
             Paul H. Broyhill         4,851,622       --        81,659          --
             William E. Cooper        4,851,622       --        81,659          --
             Lawrence Z. Crockett     4,851,622       --        81,659          --
             Willard A. Gortner       4,851,622       --        81,659          --
             Allene B. Heilman        4,851,622       --        81,659          --
             Harry Heltzer            4,851,622       --        81,659          --
             Gene A. Hoots            4,851,622       --        81,659          --
             Michael G. Landry        4,851,622       --        81,659          --
             L. Glenn Orr, Jr.        4,851,622       --        81,659          --
             Dolph W. von Arx         4,851,622       --        81,659          --

                                                   Votes          Votes       Votes
            Director                                For          Against     Withheld    Abstentions

      2.    The Northern Trust Company,
              N.A.                                4,851,522         --        81,659        100

      3.    Wellington Management                 4,794,324       57,198      81,659        100
              Company, LLP

      4.    Fundamental investment policies       4,851,622         --        81,659        --

      5.    Deloitte & Touche LLP                 4,851,622         --        81,659        --

      6.    There was no other business voted upon at the Annual Meeting of Shareholders.

      SUPPLEMENTAL INFORMATION

      Paul H. Broyhill, Chairman of the Board, and E. D. Beach, President, are primarily responsible for the day-to-day management of the Company's portfolio and have had such responsibility since the inception of the Fund. In addition, portions of the Company's portfolio are managed by IBJ Whitehall Bank & Trust Company, ("IBJ Whitehall"), which is responsible for approximately $20.3 million of the Fund's portfolio, W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $8.5 million of the Fund's portfolio, The Northern Trust Company, N.A. ("Northern Trust"), which is responsible for approximately $10 million of the Fund's portfolio, and Wellington Management Company, LLP ("Wellington"), which is responsible for approximately $9.8 million of the Fund's portfolio. Paul Blaustein, a Senior Investment Officer of IBJ Whitehall, is the portfolio manager responsible for the portion of the Company's portfolio managed by IBJ Whitehall; William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Company's portfolio managed by Reaves & Co; Robert A. Mitchell, a Vice President with Northern Trust, is the portfolio manager responsible for the portion of the Company's portfolio managed by Northern Trust; and Michael Rodier, Vice President with Wellington, is the portfolio manager responsible for the portion of the Company's portfolio managed by Wellington. Mr. Blaustein has held his current position with IBJ Whitehall for more than two years. Mr. Reaves has held his current position with Reaves & Co. for more than five years. Mr. Mitchell has held his current position with Northern Trust for more than five years. Mr. Rodier has held his current position with Wellington for more than five years.

                                 * * * * * * * *

BMC FUND, INC.

FINANCIAL HIGHLIGHTS
TEN YEAR PERIOD ENDED MARCH 31, 1999
AND SIX MONTH PERIOD ENDED SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for each of the years in the ten year period ended March 31, 1999 and in the six month period ended September 30, 1999. The first part, per share operating performance, details the changes on a per share basis of the fund's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the fund's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the fund's performance.

                                             Six
                                            Months
                                            Ended                               Years Ended March 31
PER SHARE OPERATING                      September 30,  ------------------------------------------------------------------------
  PERFORMANCE                                1999         1999         1998        1997        1996        1995        1994
Net asset value, beginning of period       $  29.01     $  30.55     $  29.33    $  29.40    $  28.23    $  28.02    $  28.59
                                           --------     --------     --------    --------    --------    --------    --------
  Net investment income                        1.54         1.04         1.26        1.29        1.22        1.28        1.30
  Net gains (losses) on investments            (.45)        (.16)        1.95         .54        1.69         .46        (.46)
                                           --------     --------     --------    --------    --------    --------    --------
Total from investment operations               1.09          .88         3.21        1.83        2.91        1.74         .84
                                           --------     --------     --------    --------    --------    --------    --------
Less distributions:
  Dividends from net investment income         0.66         1.49         1.14        1.16        1.05        1.20        1.21
  Distributions from capital gains               --          .93          .85         .74         .69         .33         .20
                                           --------     --------     --------    --------    --------    --------    --------
Total distributions                             .66         2.42         1.99        1.90        1.74        1.53        1.41
                                           --------     --------     --------    --------    --------    --------    --------
Net asset value, end of period             $  29.44     $  29.01     $  30.55    $  29.33    $  29.40    $  28.23    $  28.02
                                           ========     ========     ========    ========    ========    ========    ========

Per share market value, end of period*     $  26.00     $  26.00     $  26.00    $  26.00    $  26.00    $  26.00    $  26.00
                                           ========     ========     ========    ========    ========    ========    ========

TOTAL INVESTMENT RETURN                       8.31% **     3.38%       12.33%       7.05%      11.17%       6.68%       3.25%
                                           ========     ========     ========    ========    ========    ========    ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $145,228     $143,092     $150,705    $144,702    $145,036    $139,248    $138,230
Ratio of expenses to average net assets        .36% **      .32%         .27%        .27%        .29%        .30%        .30%
Ratio of net investment income to
  average net assets                         10.49% **     3.50%        4.18%       4.39%       4.21%       4.55%       4.60%
Portfolio turnover rate                      75.35%       80.17%       26.98%      31.23%      21.75%      32.29%      22.48%



                                                     Years Ended March 31
PER SHARE OPERATING                     ----------------------------------------------
  PERFORMANCE                               1993        1992        1991        1990
Net asset value, beginning of period      $  27.77    $  27.71    $  27.69    $  27.58
                                          --------    --------    --------    --------
  Net investment income                       1.42        1.62        1.76        1.84
  Net gains (losses) on investments           1.14         .31         .30         .27
                                          --------    --------    --------    --------
Total from investment operations              2.56        1.93        2.06        2.11
                                          --------    --------    --------    --------
Less distributions:
  Dividends from net investment income        1.45        1.72        1.83        1.92
  Distributions from capital gains             .29         .15         .21         .08
                                          --------    --------    --------    --------
Total distributions                           1.74        1.87        2.04        2.00
                                          --------    --------    --------    --------
Net asset value, end of period            $  28.59    $  27.77    $  27.71    $  27.69
                                          ========    ========    ========    ========

Per share market value, end of period*    $  26.00    $  26.00    $  26.00    $  26.00
                                          ========    ========    ========    ========

TOTAL INVESTMENT RETURN                      9.83%       7.39%       7.93%       8.12%
                                          ========    ========    ========    ========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)  $141,023    $136,994    $136,735    $136,633
Ratio of expenses to average net assets       .27%        .29%        .31%        .28%
Ratio of net investment income to
  average net assets                         5.02%       5.82%       6.36%       6.66%
Portfolio turnover rate                     30.12%      32.74%      29.17%      18.87%

*     Unaudited - Based on stock trades during that year.
**    Annualized

BMC FUND, INC.                                                        SCHEDULE I

INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                               Coupon                                                          Percent
                                              Interest        Maturity          Maturity            Market      of Net
Debt Issuer                                     Rate            Date             Value              Value       Assets
CORPORATE BONDS &
  GOVERNMENT ISSUES:
  General Elec Cap Corp Mtn                     6.330          9/17/01       $   200,000       $   200,272
  Safeway Inc                                   5.875         11/15/01           125,000           122,695
  Nabisco Inc                                   6.700          6/15/02           450,000           444,938
  Bank One Corp                                 6.400           8/1/02           200,000           199,563
  Raytheon Co                                   6.450          8/15/02           125,000           123,945
  Transamerica Financial Corp                   7.250          8/15/02           170,000           171,434
  Wells Fargo & Co                              6.500           9/3/02           200,000           199,188
  Occidental Pete Corp                          6.750         11/15/02           462,000           458,391
  Boeing Co                                     6.350          6/15/03           200,000           197,688
  Lehman Brothers Holdings Inc                  7.250         10/15/03         1,000,000         1,002,188
  General Motors Accep Corp                     5.750         11/10/03           200,000           192,176
  CCB Financial Corp                            6.750          12/1/03           605,000           599,706
  Eastman Chemical Co                           6.375          1/15/04         1,000,000           971,250
  Oakwood Homes Corp                            7.875           3/1/04         1,000,000           933,438
  Conoco Inc                                    5.900          4/15/04           175,000           169,203
  Hertz Corp                                    7.000           7/1/04         1,000,000         1,003,750
  Hilton Hotels Corp                            7.000          7/15/04           430,000           410,112
  Textron Inc                                   6.375          7/15/04           200,000           196,187
  Ford Motor Credit Co                          6.700          7/16/04           200,000           198,688
  Caterpillar Financial Svc Corp                6.875           8/1/04           200,000           200,104
  Duke Capital Corp                             7.250          10/1/04           200,000           200,542
  United Dominion Realty Tr                     7.730           4/5/05         1,000,000           969,062
  Rite Aid Corp                                 7.625          4/15/05         1,000,000           870,625
  Federal Home Loan Banks Cons                  6.005          4/29/05           500,000           483,125
  Ryder Systems Inc                             6.500          5/15/05           725,000           702,570
  National City Corp                            7.200          5/15/05           200,000           200,437
  Worldcom Inc GA                               6.400          8/15/05           200,000           195,187
  Federal Home Loan Banks Cons                  6.000         12/14/05           500,000           480,312
  Paine Webber Group Inc                        6.750           2/1/06           800,000           768,000
  Philip Morris Companies Inc                   6.375           2/1/06         1,000,000           944,687
  Federal Realty Invt Trust                     6.990          3/10/06           500,000           476,094
  New Keycorp                                   7.500          6/15/06           500,000           502,812
  Avalon Bay Communities Inc                    6.800          7/15/06           500,000           473,750
  First National Bank Boston, MA                7.375          9/15/06           500,000           499,531
  Federal Home Loan Banks Cons                  6.310         10/27/06         1,000,000           964,688
  Seagram Ltd                                   8.350         11/15/06           590,000           617,103
  United Dominion Realty Tr                     7.250          1/15/07           500,000           460,781

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                               Coupon                                                          Percent
                                              Interest        Maturity          Maturity            Market      of Net
Debt Issuer                                     Rate            Date             Value              Value       Assets
CORPORATE BONDS &
  GOVERNMENT ISSUES (Continued):
  Norfolk Southern Corp                         7.350          5/15/07       $   150,000         $ 150,260
  Federal Natl Mortgage Assn                    6.610          4/23/08         2,000,000         1,917,500
  Owens Corning                                 7.700           5/1/08           660,000           642,056
  Household Finance Corp                        6.400          6/17/08           200,000           187,750
  Associates Corp North America                 6.250          11/1/08           200,000           188,238
  Federal Home Loan Mtg. Deb.                   6.250           2/3/09         1,500,000         1,416,563
  AT&T Corp                                     6.000          3/15/09           200,000           185,829
  Federal Home Loan Banks Cons                  6.680          3/30/09         1,000,000           962,188
  Federal Home Loan Banks Cons                  6.585          4/27/09           500,000           478,906
  Coca Cola Bottling Co                         6.375           5/1/09           500,000           464,844
  Federal Home Loan Mtg. Deb.                   6.750           5/5/09           500,000           482,188
  Goodrich B F Co                               6.600          5/15/09           500,000           475,781
  Federal Home Loan Mtg. Deb.                   7.300          6/30/09           500,000           492,500
  Daimler Chrysler North America                7.200           9/1/09           200,000           200,625
                                                                             -----------       -----------
TOTAL INVESTMENTS IN
  CORPORATE BONDS AND
  GOVERNMENT ISSUES                                                          $26,967,000       $26,049,450     17.94%
                                                                             ===========       ===========     =====

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                             Shares                            Market      Percent of
Company Name                                                  Held            Cost             Value       Net Assets
MUTUAL FUNDS:
  Baron Asset Fund                                            8,845       $   300,655      $   456,157
  Blair, William Income Fund                                 49,673           512,838          501,199
  Central European Value Fund                                 3,000            35,886           30,000
  Cornercap Growth Fund                                      30,884           339,055          345,904
  Corporate Hi Yield Fund III                                 5,000            63,475           56,250
  Dreyfus Invt. Grade Short Term Income Fund                 43,654           513,275          511,622
  Emerging Markets Floating Fund                              3,000            40,218           33,562
  Europe Fund Inc                                             3,000            54,093           49,875
  European Warrant Fund                                      14,500           231,324          215,688
  Federated High Yield Fund                                  51,809           455,757          431,053
  Fidelity Fixed Income High Income Fund                     40,544           523,783          484,099
  First Australia Prime Fund                                 45,000           300,375          272,835
  H & Q Life Sciences Fund                                    5,000            63,162           70,625
  High Yield Income Fund                                     15,000           105,231          100,312
  Hotchkis & Wiley Low Duration Fund                         49,850           500,000          493,021
  Ivy Fund Emerging Growth A                                  9,916           263,024          347,658
  Ivy Fund Global Science & Technology A                     13,882           211,899          441,320
  Ivy Global Fund Cl A                                        9,512           120,159          122,137
  Ivy International Fund A                                    6,696           213,693          297,232
  Janus Flex Income Fund                                     31,199           308,004          292,027
  MAS Funds High Yield Portfolio                             56,722           521,419          497,451
  Metropolitan West Low Duration Bond Fund                   50,364           512,152          509,684
  Midcap SPDR Trust I                                         5,300           323,628          380,606
  Neuberger & Berman Ltd Maturity Bond Fund                  52,377           512,044          500,197
  New American High Income Fund                              15,000            68,100           60,000
  Northeast Investors Trust Fund                             49,416           522,919          498,115
  Pilgrim Prime Rate                                         25,000           236,000          237,500
  Pimco High Yield Fund                                      45,721           516,633          490,589
  Senior High Income Fund                                    30,000           239,944          219,375
  SPDR Trust Unit I                                           1,000            77,942          128,750
  Strong Income Funds-High Yield Bond Fund                   92,749         1,039,921          987,777
  Strong Short Term Bond Fund                                53,438           512,362          503,924
  Van Kampen Senior Income Fund                               6,000            57,795           54,750
  Vanguard Bond Index Fund-Short Term Port.                  51,264           510,982          503,927
  Vanguard Fixed Income Series-High Yield
    Corp.                                                    75,279           591,686          554,055
  Vanguard Fixed Income Series-Short Term
    Corp.                                                    47,553           512,472          503,586
  Warburg Pincus Fixed                                       50,067           511,451          496,667
                                                                          -----------      -----------

TOTAL INVESTMENT IN MUTUAL FUNDS                                          $12,423,356      $12,679,529         8.73%
                                                                          ===========      ===========         ====

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                             Shares                            Market      Percent of
Company Name                                                  Held            Cost             Value       Net Assets
LIMITED PARTNERSHIPS:
  Bay Harbour 90-1, LP                                      500,000        $  500,000       $  570,407
  Buckeye Partners LP                                         3,700            98,973           99,900
  Golfsouth 1994 LP                                         400,000           380,000          200,000
  Mariner Partners, LP                                      500,000           500,000          560,211
  Northern Border Partners                                    5,300           164,012          153,371
  Piedmont Venture Partners                                 100,000           100,000          100,000
  Piedmont Venture Partners II                              170,758           170,758          170,758
  Rose Glen Capital Partners I, LP                          750,000           750,000        1,176,923
  Safe Harbor Fund, LP                                    1,000,000         1,000,000        1,269,427
  Stark Investments, LP                                   1,000,000         1,000,000        1,107,118
  Suburban Propane Partners LP                                5,000           103,450          101,875
  ULQ Hedge Fund LP                                          78,264         1,025,002        1,240,638
  WP Strategic LP                                            30,625            30,625           16,736
                                                                           ----------       ----------
TOTAL INVESTMENT IN LIMITED
  PARTNERSHIPS                                                             $5,822,820       $6,767,364         4.66%
                                                                           ==========       ==========         ====

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS:
  Aerospace/Defense                       4,000   Boeing Co                              $   203,200   $   170,500      .12%
                                          6,100   Raytheon Co                                162,351       302,713      .21
                                                                                         -----------   -----------    -----
                                                                                             365,551       473,213      .33
                                                                                         -----------   -----------    -----

  Aluminum                                8,700   Alcoa Inc                                  283,678       539,944      .37
                                                                                         -----------   -----------    -----

  Apparel                                 5,100   Gap Inc                                    187,208       163,200      .11
                                          7,400   Jones Apparel Group                         55,234       212,750      .15
                                                                                         -----------   -----------    -----
                                                                                             242,442       375,950      .26
                                                                                         -----------   -----------    -----

  Auto Parts                              2,096   Delphi Auto Systems Corp                    24,014        33,667      .02
                                                                                         -----------   -----------    -----

  Auto & Truck                            3,000   General Motors Corp                        121,406       188,812      .13
                                                                                         -----------   -----------    -----

  Banking                                 8,000   Allied Irish Banks ADR                     210,756       203,500      .14
                                            420   Banc One Corp                               22,216        14,621      .01
                                         10,248   Banco Santander Cent Hispo ADR              99,839       105,683      .07
                                          3,500   Bankamerica Corp New                        61,206       194,906      .14
                                            600   Capital One Financial Corp                  24,424        23,400      .02
                                          7,717   Charter One Financial Inc                  210,299       178,456      .12
                                          8,900   Citigroup Inc                              360,728       391,600      .27
                                          4,500   First American Tennessee                    67,187       195,750      .14
                                         19,160   Mellon Financial Corp                      203,452       644,255      .44
                                          1,575   Old Kent Financial Corp                     66,763        58,472      .04
                                          1,600   State Street Corp                          109,232       103,400      .07
                                          3,200   US Bancorp Del.                             97,864        96,600      .07
                                          6,000   Wells Fargo & Co Del                       165,101       237,750      .16
                                                                                         -----------   -----------    -----
                                                                                           1,699,067     2,448,393     1.69
                                                                                         -----------   -----------    -----

  Beverage - Alcoholic                    2,200   Anheuser Busch Companies Inc                75,120       154,137      .11
                                                                                         -----------   -----------    -----

  Beverage - Nonalcoholic                 9,000   PepsiCo Inc                                328,697       274,500      .19
                                          1,200   Starbucks Corp                              24,975        29,738      .02
                                                                                         -----------   -----------    -----
                                                                                             353,672       304,238      .21
                                                                                         -----------   -----------    -----

  Building Materials                     10,000   Fletcher Challenge Bldg ADR                128,360       122,500      .08
                                          4,700   Home Depot Inc                             262,875       322,537      .22
                                          5,112   Lowes Companies Inc                        161,162       249,210      .17
                                                                                         -----------   -----------    -----
                                                                                             552,397       694,247      .47
                                                                                         -----------   -----------    -----

  Broadcasting/Cable TV                   5,100   AT&T Corp-Liberty Media                    168,402       190,294      .13
                                          3,400   CBS Corp                                   159,868       157,250      .11
                                          2,900   Gannett Inc                                203,752       200,644      .14
                                                                                         -----------   -----------    -----
                                                                                             532,022       548,188      .38
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Canadian Energy                        10,100   Imperial Oil Ltd Com New               $   195,413   $   210,206      .14%
                                                                                         -----------   -----------    -----

  Chemical - Basic                        4,500   Monsanto Co                                 45,659       160,594      .11
                                                                                         -----------   -----------    -----

  Chemical - Diversified                  4,600   Air Products & Chemicals Inc               118,101       134,550      .09
                                          2,400   E I Du Pont de Nemours                     172,248       145,200      .10
                                                                                         -----------   -----------    -----
                                                                                             290,349       279,750      .19
                                                                                         -----------   -----------    -----

  Computers and Peripherals               3,000   3Com Corp                                   79,564        86,250      .06
                                          9,300   Compaq Computer Corp                       219,558       212,737      .15
                                          2,520   EMC Corp Mass                              136,912       179,865      .12
                                          1,010   Fiserv Inc.                                 27,523        32,825      .02
                                          4,200   Hewlett Packard Co                          59,839       381,150      .26
                                          6,900   Micron Technology Inc                      323,745       458,850      .32
                                          6,040   Sun Microsystems Inc                       118,699       561,720      .39
                                                                                         -----------   -----------    -----
                                                                                             965,840     1,913,397     1.32
                                                                                         -----------   -----------    -----

  Computer Software                      12,900   Automatic Data Processing                  276,355       575,663      .40
     and Services                         2,500   Ciber Inc                                   48,364        38,281      .03
                                          5,140   Cisco Systems Inc                          321,017       352,411      .24
                                          3,000   Computer Horizons Corp                      42,843        34,875      .02
                                            600   Computer Sciences Corp                      39,500        42,187      .03
                                          1,320   Concord EFS Inc                             27,335        27,225      .02
                                          3,000   Electronic Daya Systems                    158,115       158,812      .11
                                          2,340   International Business Machines            285,554       283,140      .19
                                          5,170   Microsoft Corp                             438,673       468,208      .32
                                         10,000   Overland Data Inc                           69,483        51,875      .04
                                            770   Paychex Inc                                 19,635        26,276      .02
                                            860   Solectron Corp                              58,605        61,759      .04
                                          2,000   Xircom Inc                                  75,573        85,375      .06
                                                                                         -----------   -----------    -----
                                                                                           1,861,052     2,206,087     1.52
                                                                                         -----------   -----------    -----

  Consumer Products                       8,600   Kimberly Clark Corp                        459,710       453,650      .31
                                          4,000   Newell Rubbermaid Inc                      195,871       114,250      .08
                                            480   Schering Plough Corp                        23,080        20,940      .01
                                                                                         -----------   -----------    -----
                                                                                             678,661       588,840      .40
                                                                                         -----------   -----------    -----

  Construction                            1,400   Halliburton Co                              67,674        57,400      .04
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Diversified Companies                   7,800   AlliedSignal Inc                       $   270,803   $   467,513      .32%
                                          1,800   Corning Inc                                127,161       123,412      .08
                                          1,940   Tyco Intl Ltd                              188,586       200,305      .14
                                          6,550   United Technologies CP                     253,558       388,497      .27
                                          3,000   Warner Lambert Co                          188,968       199,125      .14
                                                                                         -----------   -----------    -----
                                                                                           1,029,076     1,378,852      .95
                                                                                         -----------   -----------    -----

  Drugs                                   4,400   American Home Products                     195,613       182,600      .13
                                         10,000   Amgen Inc                                  296,281       815,000      .56
                                          4,395   Cardinal Health Inc                        228,188       239,527      .17
                                          1,140   Elan PLC ADR                                32,370        38,261      .03
                                         25,300   Johnson & Johnson                          742,683     2,324,438     1.60
                                          2,000   McKesson HBOC Inc                           62,491        58,000      .04
                                          2,970   Merck & Co Inc                             185,679       192,493      .13
                                          4,000   Novartis AG Sponsored ADR                  298,929       296,684      .20
                                         15,450   Pfizer Inc                                 232,177       554,269      .38
                                                                                         -----------   -----------    -----
                                                                                           2,274,411     4,701,272     3.24
                                                                                         -----------   -----------    -----

  Drugstores                              8,888   CVS Corp                                   198,838       362,741      .25
                                          1,040   Walgreen Co                                 26,281        26,390      .02
                                                                                         -----------   -----------    -----
                                                                                             225,119       389,131      .27
                                                                                         -----------   -----------    -----

  Electrical Equipment                    9,400   General Electric Co                        595,524     1,114,488      .77
                                                                                         -----------   -----------    -----

  Electric Utilities                      4,300   Allegheny Energy Inc                       128,097       137,062      .09
                                         15,400   Ameren Corp                                596,330       582,312      .40
                                          6,600   American Electric Power Inc                269,370       225,225      .16
                                          8,900   Chesapeake Utilities Corp                  142,100       153,525      .11
                                          5,500   Cilcorp Inc                                329,961       356,469      .25
                                         13,200   Cinergy Corp                               400,320       373,725      .26
                                          6,300   CLECO Corp                                 191,340       204,356      .14
                                          9,300   CMP Group Inc                              176,697       245,288      .17
                                         11,800   CMS Energy Corp                            493,083       400,462      .28
                                          5,000   Constellation Energy Group Inc             129,063       140,625      .10
                                         12,650   Dominion Resources Inc VA                  471,454       570,831      .39
                                          9,300   DPL Inc                                    159,184       163,912      .11
                                         18,800   Duke Energy Corp                           968,431     1,036,350      .71
                                          8,000   Eastern Utilities Assoc                    231,407       239,000      .16
                                          9,300   FirstEnergy Corp                           270,007       235,406      .16
                                          2,000   FPL Group Inc                              109,205       100,750      .07
                                          4,000   Idacorp Inc                                118,160       120,500      .08
                                          1,500   Illinova Corp                               48,059        42,094      .03

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Electric Utilities (continued)          4,500   Kansas City Power & Light Co           $   109,586   $   108,844      .07%
                                          2,500   LG&E Energy Corp                            54,788        53,125      .04
                                          5,000   New Century Energies                       176,263       167,188      .12
                                          5,000   New England Electric Systems               241,133       259,375      .18
                                          5,000   Nisource Inc                               140,326       110,625      .08
                                          6,800   Northern States Power Minn                 159,622       146,625      .10
                                          7,200   OGE Energy Corp                            167,400       160,200      .11
                                          6,600   Pacificorp                                 112,464       132,825      .09
                                          3,000   Reliant Energy Inc                          85,406        81,188      .06
                                          7,700   Rochester Gas & Electric                   199,920       188,650      .13
                                         18,600   Scana Corp                                 447,283       449,887      .31
                                          5,700   Sempra Energy                              110,309       118,631      .08
                                         17,400   Southern Co                                406,321       448,050      .31
                                         26,700   Teco Energy Inc                            622,397       564,038      .39
                                          5,000   Texas Utilities Co                         204,700       186,562      .13
                                          2,200   Utilicorp UTD Inc                           49,863        46,338      .03
                                         15,800   Wisconsin Energy Corp                      458,751       370,313      .25
                                                                                         -----------   -----------    -----
                                                                                           8,978,800     8,920,356     6.15
                                                                                         -----------   -----------    -----

Electronics                              12,000   Altera Corp                                339,837       520,500      .36
                                            490   Linear Technology Corp                      29,523        28,803      .02
                                          1,000   Maxim Integrated Products                  400,142       630,938      .44
                                          7,187   Molex Inc                                  145,014       261,427      .18
                                          5,000   SCI Systems Inc                            169,953       222,187      .15
                                                                                         -----------   -----------    -----
                                                                                           1,084,469     1,663,855     1.15
                                                                                         -----------   -----------    -----

Entertainment                             7,000   Bally Total Fitness Hldgs                  114,187       213,937      .15
                                          4,590   Carnival Corp                              145,802       199,665      .14
                                          6,000   Walt Disney Co                             117,360       156,000      .11
                                            940   Fox Entertainment Group                     21,756        19,799      .01
                                            300   Time Warner Inc                             20,125        18,225      .01
                                                                                         -----------   -----------    -----
                                                                                             419,230       607,626      .42
                                                                                         -----------   -----------    -----

Environmental                             4,000   Waste Industries Inc                        59,771        53,250      .04
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Financial Services                      2,600   Associates First Capital               $    93,133   $    93,600      .06%
                                         12,500   Espirito Santo Financial SA ADR            216,363       200,000      .14
                                          1,000   Federal Home Loan Mortgage                  52,770        52,000      .03
                                            520   Finova Group Inc                            21,980        18,980      .01
                                          3,200   First Data Corp                            155,464       140,400      .10
                                          3,100   Franklin Resources Inc                     115,150        94,744      .06
                                          1,600   MBNA Corp                                   44,532        36,500      .03
                                          7,000   Onyx Acceptance Corp                        58,798        53,375      .04
                                                                                         -----------   -----------    -----
                                                                                             758,190       689,599      .47
                                                                                         -----------   -----------    -----

  Food Processing                           710   Keebler Foods Co                            20,826        21,211      .01
                                          5,500   Nabisco Hldgs Corp Cl A                    159,315       190,094      .13
                                          6,150   Nestle SA Sponsored ADR                    201,834       577,879      .40
                                          2,500   Sara Lee Corp                               59,302        58,438      .04
                                                                                         -----------   -----------    -----
                                                                                             441,277       847,622      .58
                                                                                         -----------   -----------    -----

  Food Wholesalers                       11,000   Sysco Corp                                 168,835       385,687      .27
                                                                                         -----------   -----------    -----

  Foreign Utilities                       9,918   Enersis SA ADR                             202,861       207,038      .14
                                          6,000   Scottish Power ADR                         204,344       217,875      .15
                                                                                         -----------   -----------    -----
                                                                                             407,205       424,913      .29
                                                                                         -----------   -----------    -----

  Foreign Telecommunications              2,500   BCE Inc                                    119,006       124,531      .09
                                          7,600   Cable & Wireless ADR                       204,818       251,750      .17
                                          3,800   Ericsson Tel                                22,848       118,750      .08
                                          7,700   Telecom New Zealand ADR                    282,988       246,400      .17
                                          2,448   Telefonica SA ADR                          102,432       117,459      .08
                                                                                         -----------   -----------    -----
                                                                                             732,092       858,890      .59
                                                                                         -----------   -----------    -----

  Gold/Silver Mining                      4,620   Franco Nevada Mining                        81,622        99,880      .07
                                         10,000   Pan American Silver                         55,639        72,500      .05
                                          6,900   Stillwater Mining Co                       100,310       185,437      .13
                                                                                         -----------   -----------    -----
                                                                                             237,571       357,817      .25
                                                                                         -----------   -----------    -----

  Grocery                                20,600   Kroger Co                                  156,757       454,488      .31
                                          1,400   Safeway Inc                                 69,241        53,288      .04
                                                                                         -----------   -----------    -----
                                                                                             225,998       507,776      .35
                                                                                         -----------   -----------    -----

  Health Care Information                 3,600   Servicemaster Co                            64,297        57,825      .04
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Hotel/Gaming                            9,000   International Game Tech                $   168,630   $   162,000      .11%
                                         25,000   Mirage Resorts Inc                         416,362       350,000      .24
                                          5,000   Park Place Entertainment                    52,921        62,500      .04
                                                                                         -----------   -----------    -----
                                                                                             637,913       574,500      .39
                                                                                         -----------   -----------    -----

  Household Products                      7,000   Colgate Palmolive Co                        89,886       320,250      .22
                                                                                         -----------   -----------    -----

  Industrial Services                     2,000   Praxair Inc                                 98,665        92,000      .06
                                                                                         -----------   -----------    -----

  Insurance                               1,400   American General Corp                      102,666        88,550      .06
                                          8,351   American Intl Group                        395,484       726,015      .50
                                          1,000   Blanch, EW Holdings Inc                     55,865        65,125      .04
                                          4,000   Conseco Inc                                175,165        76,000      .05
                                          1,800   Hartford Financial Services                 91,724        73,575      .05
                                          7,450   ING Groep NV Sponsored ADR                 134,200       407,888      .28
                                          2,900   Marsh & McLennan Companies                 205,777       198,650      .14
                                            230   Progressive Corp Ohio                       28,366        18,788      .01
                                                                                         -----------   -----------    -----
                                                                                           1,189,247     1,654,591     1.13
                                                                                         -----------   -----------    -----

  Internet Service Providers                200   America Online Inc                          17,117        20,813      .01
                                                                                         -----------   -----------    -----

  Investment Company -                    5,000   Allied Capital Corp                        104,445       112,187      .08
    Domestic                             10,000   Pilgrim Prime Rate                          95,233        94,380      .06
                                          5,000   Sector SPDR                                112,867       110,625      .08
                                                                                         -----------   -----------    -----
                                                                                             312,545       317,192      .22
                                                                                         -----------   -----------    -----

  Investment Company -
    Income                               20,000   Credit Suisse Asset Mgmt.                  151,706       130,000      .09
                                                                                         -----------   -----------    -----

  Machinery                                 470   Applied Materials Inc                       36,601        36,513      .03
                                          8,000   Dover Corp                                  87,145       327,000      .22
                                                                                         -----------   -----------    -----
                                                                                             123,746       363,513      .25
                                                                                         -----------   -----------    -----

  Manufactured Housing/                   6,000   Clayton Homes Inc                           70,653        52,125      .04
    Recreational Vehicles                                                                -----------   -----------    -----

  Medical Services                        4,900   Abbott Labs                                206,204       179,769      .12
                                         12,200   Healthsouth Corp                           140,810        74,725      .05
                                          6,000   Laser Vision Centers Inc                   145,842        84,188      .06
                                         20,000   Vista Eyecare Inc                           62,700        50,000      .03
                                                                                         -----------   -----------    -----
                                                                                             555,556       388,682      .26
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Medical Supplies                        5,400   Baxter Intl Inc                        $   198,148   $   325,350      .22%
                                          3,300   Boston Scientific Corp                     106,697        81,675      .06
                                          3,610   Bristol Myers Squibb                       246,882       243,675      .17
                                            930   Guidant Corp                                53,610        49,871      .03
                                            780   Medtronic Inc                               26,089        27,739      .02
                                                                                         -----------   -----------    -----
                                                                                             631,426       728,310      .50
                                                                                         -----------   -----------    -----

  Natural Gas - Distributing             12,500   Eastern American Nat Gas                   177,250       164,844      .11
                                          5,000   Indiana Energy Inc                         110,668       100,313      .07
                                          5,000   Kinder Morgan                               64,194       112,188      .08
                                          6,200   MCN Energy Group Inc                       100,611       106,562      .07
                                          1,600   Oneok Inc New                               48,562        48,500      .03
                                          4,000   Piedmont Natural Gas Inc                   137,160       121,250      .08
                                          6,300   Providence Energy Corp                     121,109       174,825      .12
                                          4,700   South Jersey Industries Inc                103,982       123,962      .09
                                          3,000   Southwest Gas Corp                          81,683        80,812      .06
                                          8,300   Transcanada Pipelines                      105,638       108,419      .07
                                          8,200   Westcoast Energy Inc                       162,740       153,750      .11
                                                                                         -----------   -----------    -----
                                                                                           1,213,597     1,295,425      .89
                                                                                         -----------   -----------    -----

  Natural Gas - Diversified               4,300   Consolidated Natural Gas                   236,382       268,213      .18
                                          3,000   El Paso Energy                             113,591       120,750      .08
                                         18,300   Enron Corp                                 529,565       751,444      .52
                                         11,200   Keyspan Energy                             293,735       320,600      .22
                                            300   National Fuel Gas NJ                        12,968        14,156      .01
                                          2,000   Nicor Inc                                   74,580        74,375      .05
                                         10,400   Questar Corp                               200,235       188,500      .13
                                          5,000   RGC Resources Inc                          102,700        98,750      .07
                                          4,300   Yankee Energy Systems Inc                  106,535       183,556      .13
                                                                                         -----------   -----------    -----
                                                                                           1,670,291     2,020,344     1.39
                                                                                         -----------   -----------    -----

  Office Equipment &                     23,000   Office Depot Inc                           441,251       241,500      .17
    Supplies                                990   Staples Inc                                 21,780        21,594      .01
                                          3,400   Xerox Corp                                 162,824       142,588      .10
                                                                                         -----------   -----------    -----
                                                                                             625,855       405,682      .28
                                                                                         -----------   -----------    -----

  Oilfield Services &                     2,700   Apache Corp                                 72,763       116,606      .08
    Equipment                             1,600   Petroleum Geo-Svcs ADR                      29,104        30,500      .02
                                          7,000   R & B Falcon Corp                           67,548        91,875      .06
                                          5,300   Schlumberger Ltd                           302,162       330,256      .23
                                          6,500   Transocean Offshore                        181,285       199,063      .14
                                                                                         -----------   -----------    -----
                                                                                             652,862       768,300      .53
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Packaging & Container                   1,500   Sealed Air Corp                        $    87,030   $    76,969      .05%
                                                                                         -----------   -----------    -----

  Paper & Forest Products                   510   Georgia Pacific Corp                        23,438        20,623      .01
                                          3,500   Plum Creek Timber                           99,671       109,812      .08
                                          1,900   Weyerhaeuser                               124,844       109,488      .08
                                                                                         -----------   -----------    -----
                                                                                             247,953       239,923      .17
                                                                                         -----------   -----------    -----

  Petroleum - Integrated                  9,500   Atlantic Richfield Co                      635,730       841,937      .58
                                            400   BP Amoco PLC ADR                            39,545        44,325      .03
                                          3,300   Chevron Corp                               313,796       292,875      .20
                                          1,140   Conoco Inc Cl A                             30,375        31,635      .02
                                          5,300   Equitable Resources Inc                    144,971       200,406      .14
                                         10,880   Exxon Corp                                 644,135       826,880      .57
                                          6,600   Mobil Corp                                 244,860       664,950      .46
                                          5,500   Occidental Petroleum                       101,282       127,187      .09
                                          2,500   Petroleum & Resource Corp                   88,208        84,531      .06
                                         10,500   Repsol SA ADR                              119,233       209,344      .14
                                          8,810   Royal Dutch Petroleum                      449,767       520,341      .36
                                          3,974   Texaco Inc                                 210,100       250,859      .17
                                          6,600   Unocol Corp com                            269,489       244,612      .17
                                          4,600   USX Marathon Group                         126,081       134,550      .09
                                          6,000   YPF Sociedad Anonima ADR                   158,884       233,625      .16
                                                                                         -----------   -----------    -----
                                                                                           3,576,456     4,708,057     3.24
                                                                                         -----------   -----------    -----

  Petroleum - Producing                   4,600   Anadarko Pete Corp                         165,055       140,588      .10
                                            570   Burlington Resources Inc                    26,053        20,947      .01
                                          6,200   Kerr McGee Corp                            252,172       341,387      .23
                                          3,000   Noble Affiliates Inc                       114,585        87,000      .06
                                          4,000   Teppco Partners                            104,160        80,000      .06
                                                                                         -----------   -----------    -----
                                                                                             662,025       669,922      .46
                                                                                         -----------   -----------    -----

  Petroleum - Refining                    5,000   Valero Energy Corp                         120,133        96,250      .07
                                                                                         -----------   -----------    -----

  Railroad                                6,600   Norfolk Southern Corp                      179,579       161,700      .11
                                          1,900   Union Pacific Corp                         103,826        91,319      .06
                                                                                         -----------   -----------    -----
                                                                                             283,405       253,019      .17
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  R.E.I.T.s                               5,000   American Health Properties             $   100,525   $   100,625      .07%
                                            290   Apartment Invt & Mgmt                       11,497        11,093      .01
                                          6,600   Archstone Communities                      131,852       130,350      .09
                                          8,900   Boston Properties Inc                      301,520       273,119      .19
                                          5,700   BRE Properties Inc                         128,478       136,447      .09
                                          4,300   Chelsea GCA Realty Inc                     131,584       135,987      .09
                                         12,500   Choice Hotels Intl Inc                     152,049       214,063      .15
                                          6,700   Colonial Properties Trust                  165,020       179,225      .12
                                         12,900   Crescent Real Estate                       282,697       232,200      .16
                                            430   Equity Office Properties                    10,759         9,998      .01
                                          3,000   Equity Residential Properties              124,433       127,125      .09
                                          6,000   Federal Realty Invt Trust                  126,615       125,625      .09
                                         12,400   Felcor Lodging                             253,458       217,000      .15
                                          7,300   Kilroy Realty Corp                         152,564       154,212      .11
                                          3,400   Kimco Realty Corp                          124,448       121,550      .08
                                         10,000   LaSalle Hotel Properties                   143,396       129,375      .09
                                          8,800   MGI Properties Inc                         169,839        79,200      .05
                                         14,700   Mid-Atlantic Realty Trust                  148,807       153,431      .11
                                         20,600   New Plan Excel Realty Trust                592,213       527,250      .36
                                          9,000   Pennsylvania Real Estate Trust             176,891       169,875      .12
                                          8,300   Post Properties Inc                        321,213       326,294      .22
                                          4,800   Simon Property Group                       130,092       107,700      .07
                                          3,800   Spieker Properties Inc                     130,653       131,812      .09
                                         10,100   Tanger Factory Outlet                      237,247       230,406      .16
                                         10,200   Trinet Corp Realty Trust                   285,533       242,887      .17
                                         17,000   United Dominion Realty Trust               177,930       190,196      .13
                                          3,600   Vornado Realty Trust                       124,344       117,000      .08
                                                                                         -----------   -----------    -----
                                                                                           4,835,657     4,574,045     3.15
                                                                                         -----------   -----------    -----

  Restaurants                            11,400   McDonalds Corp                             413,305       493,050      .34
                                                                                         -----------   -----------    -----

  Retail - Special Lines                    600   Circuit City Stores                         24,036        25,313      .02
                                                                                         -----------   -----------    -----

  Retail Stores                           3,000   Costco Companies Inc                        54,625       216,000      .15
                                            700   Dayton Hudson Corp                          40,395        42,044      .03
                                          5,000   Dillard's Inc                              128,666       101,562      .07
                                            510   Kohl's Corp                                 34,499        33,724      .02
                                          6,900   Wal Mart Stores Inc                        279,763       328,181      .23
                                                                                         -----------   -----------    -----
                                                                                             537,948       721,511      .50
                                                                                         -----------   -----------    -----

  Securities Brokerage                    2,500   Merrill Lynch & Co Inc                     169,833       168,437      .12
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Semiconductors                          9,900   Intel Corp                             $   572,406   $   735,694      .51%
                                          3,500   Motorola Inc                               202,367       308,000      .21
                                            900   National Semiconductor                      26,643        27,506      .02
                                          8,000   Novellus Systems Inc                       410,386       539,500      .37
                                          2,260   Texas Instruments Inc                      160,762       185,885      .13
                                            300   Vitesse Semiconductor                       20,212        25,612      .02
                                          8,000   Xilinx Inc                                 152,875       524,250      .36
                                                                                         -----------   -----------    -----
                                                                                           1,545,651     2,346,447     1.62
                                                                                         -----------   -----------    -----

  Services                               27,000   Cendant Corp                               317,735       479,250      .33
                                            430   Cintas Corp                                 25,988        24,859      .02
                                          8,000   IT Group                                   100,693        76,500      .05
                                          4,500   Robert Half Intl Inc                       122,531       106,875      .07
                                          4,000   Sovran Self Storage                        100,910        91,000      .06
                                                                                         -----------   -----------    -----
                                                                                             667,857       778,484      .53
                                                                                         -----------   -----------    -----

  Telecommunications                      2,500   American Tower Corp                         55,050        49,063      .03
    Equipment                            12,500   Ciena Corp                                 235,882       456,250      .31
                                         10,338   Lucent Technologies                        282,255       670,678      .46
                                          2,500   Metricom Inc                                68,208        56,875      .04
                                         10,000   Scientific Atlanta Inc                     164,736       495,625      .35
                                                                                         -----------   -----------    -----
                                                                                             806,131     1,728,491     1.19
                                                                                         -----------   -----------    -----

  Telecommunications                      9,034   Alltel Corp                                421,647       635,768      .44
    Services                              7,530   Ameritech Corp New                         485,765       502,627      .35
                                          7,780   AT&T Corp                                  290,540       338,430      .23
                                          9,100   Bell Atlantic Corp                         513,528       612,544      .42
                                            660   BellSouth Corp                              33,549        29,700      .02
                                          7,500   CenturyTel Inc                             261,071       304,687      .21
                                          7,000   Cincinnati Bell Inc                        156,968       136,063      .09
                                          7,000   Global Crossing Ltd                        210,206       185,500      .13
                                          6,000   Globalstar Telecommunications              114,186       138,000      .10
                                          7,070   GTE Corp                                   319,349       543,506      .37
                                         10,000   Loral Space & Communication                197,733       171,875      .12
                                          4,440   MCI Worldcom Inc                           345,730       319,125      .22
                                          4,800   MediaOne Group Inc                         347,872       327,900      .23
                                         21,700   SBC Communications Inc.                    776,503     1,108,056      .76
                                          8,000   Sprint Corp                                100,504       434,000      .30
                                          2,000   Sprint Corp PCS                             12,068       149,125      .10
                                          2,320   Tellabs Inc                                138,785       132,095      .09
                                                                                         -----------   -----------    -----
                                                                                           4,726,004     6,069,001     4.18
                                                                                         -----------   -----------    -----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                         Shares                                                           Market    Percent of
Industries                                Held                 Company Name                 Cost          Value     Net Assets
COMMON STOCKS
  (Continued):
  Toiletries & Cosmetics                  2,310   Procter & Gamble                       $   212,573   $   216,563      .15%
                                                                                         -----------   -----------    -----

  Water Utility                          11,300   American Water Works Inc                   298,274       326,994      .23
                                          8,500   Aquarion Co                                226,565       304,937      .21
                                          5,000   Philadelphia Suburban Corp                 114,458       117,813      .08
                                          5,000   United Water Resources Inc                 105,137       163,125      .11
                                                                                         -----------   -----------    -----
                                                                                             744,434       912,869      .63
                                                                                         -----------   -----------    -----

TOTAL INVESTMENTS IN COMMON STOCKS                                                       $53,757,378   $67,346,100    46.37%
                                                                                         ===========   ===========    =====

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                           Shares                         Market    Percent of
Company Name                                                                Held            Cost          Value     Net Assets
PREFERRED STOCKS:
  ABN Amro Cap Funding II Pfd. 7.125%                                       9,000        $   223,673   $   197,437
  Ambac Financial Group Inc Deb 7.08%                                       9,000            227,048       199,125
  American Express Cap Tr I Quips I 7.00%                                   9,000            225,360       207,562
  BNY Cap IV Preferred Tr 6.875%                                            9,000            223,672       196,875
  Citigroup Cap VI Trups 6.875%                                             9,000            221,985       198,000
  Comstat Cap I LP 8.125%                                                   9,000            227,610       214,875
  Equitable Res Cap Tr I Pfd.                                               9,000            227,048       195,750
  Finl Sec Assurance Hldgs 7.375%                                           9,000            228,173       207,000
  Fleet Cap Tri IV 7.17%                                                    9,000            225,922       192,375
  Lehman Bros Hldgs Inc Quics A                                             9,000            229,297       221,063
  MSDQ Cap Tr I Cap Sec 7.10%                                               9,000            227,610       199,688
  Transcanada Pipelines Pfd 8.5%                                            9,000            235,485       221,063
  WEC Cap Tr I Trups 6.85%                                                  9,000            221,985       190,687
                                                                                         -----------   -----------

TOTAL INVESTMENT IN PREFERRED STOCKS                                                     $ 2,944,868   $ 2,641,500     1.82%
                                                                                         ===========   ===========    =====

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                                                          Market    Percent of
Industries                                                     Company Name                 Cost          Value     Net Assets
Short-term Investments                            Evergreen Money Market Fund           $  6,621,268   $  6,621,268
                                                                                        ------------   ------------

TOTAL INVESTMENTS IN
SHORT-TERM INVESTMENTS                                                                  $  6,621,268   $  6,621,268     4.56%
                                                                                        ============   ============    =====

TOTAL INVESTMENTS - MARKET
  VALUE                                                                                                $122,105,211    84.08%
                                                                                                       ============    =====

Aggregate gross unrealized appreciation of security values                                             $ 17,941,782
Aggregate gross unrealized depreciation of security values                                               (4,550,362)
                                                                                                       ------------
Net appreciation of security values                                                                      13,391,420
Tax cost of securities                                                                                  108,713,791
                                                                                                       ------------

Total market value of securities                                                                       $122,105,211
                                                                                                       ============

BMC FUND, INC.                                                       SCHEDULE II

INVESTMENTS - OTHER THAN SECURITIES
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                  Market
                                                                 Value at
                                                                  End of
Description                                                       Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell,
    Rutherford and Wilkes Counties, N.C                          $150,000 (a)
                                                                 --------

TOTAL                                                            $150,000
                                                                 ========

      Aggregate appreciation of investment land and buildings    $  2,955
      Tax cost of investment land and buildings                   147,045
                                                                 --------

      Market value of investment land and buildings              $150,000
                                                                 ========

(a)   Non-income producing property.

BMC FUND, INC.                                                      SCHEDULE III


INVESTMENTS IN AFFILIATES
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                 Number of       Amount of Equity
                                               Shares Held at     in Net Profit       Amount of         Value at
                                                September 30,    and Loss for the     Dividends       September 30,
Issuer                                             1999              Period              (2)              1999
Broyhill Industries Inc. - wholly owned
    subsidiary                                     1,000           $     2,096          $ --           $   532,141

P. B. Realty, Inc. - wholly owned
    subsidiary                                     1,000             5,342,693            --            15,173,281
                                                                   -----------          ----           -----------

TOTAL                                                              $ 5,344,789          $ --           $15,705,422
                                                                   ===========          ====           ===========

(2) All of the dividends received by BMC Fund, Inc. from their wholly owned subsidiaries have been credited to the investment account, since BMC Fund, Inc. is accounting for their investment in the subsidiary companies on the equity method.